Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2024
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
Interest expense:
Debt	36	49	76	101
Derivative financial instruments – hedging activities	–	(1)	–	(1)
Other, net	7	4	9	9
Fair value losses (gains) on cash flow hedges, transfer from equity	12	(23)	39	(25)
Net foreign exchange (gains) losses on debt	(12)	23	(39)	25
Net interest expense – debt and other	43	52	85	109
Net interest expense – leases	4	2	7	4
Net interest expense – pension and other post-employment benefit plans	6	6	12	12
Interest income	(17)	(26)	(28)	(36)
Net interest expense	36	34	76	89

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Three months ended June 30,		Six months ended June 30,

	2024	2023	2024	2023
Net (gains) losses due to changes in foreign currency exchange rates	(5)	36	(31)	59
Net losses on derivative instruments	3	66	2	135
Other	–	–	5	(2)
Other finance (income) costs	(2)	102	(24)	192